Composition of Income Tax Expense (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Taxes [Line Items]
Deferred taxation	¥ (59,579,318)	$ (8,665,452)	¥ (208,356,387)	¥ 24,295,298
Change in valuation allowance	59,579,318	8,665,452	208,356,387	(30,374,580)
Income tax benefit	0	0	0	(6,079,282)
Domestic tax authority
Income Taxes [Line Items]
Current income tax (expense) benefit	0	0	0	0
Deferred taxation	(39,763,083)	(5,783,301)	(84,042,632)	(22,553,453)
Change in valuation allowance	39,763,083	5,783,301	84,042,632	22,553,453
Foreign tax authority
Income Taxes [Line Items]
Current income tax (expense) benefit	0	0	0	0
Deferred taxation	(19,816,235)	(2,882,151)	(124,313,755)	46,848,751
Change in valuation allowance	¥ 19,816,235	$ 2,882,151	¥ 124,313,755	¥ (52,928,033)